UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2025           to December 31, 2025

Date of Report (Date of earliest event reported)       February 19, 2026

Commission File Number of securitizer:  021-394189

Central Index Key Number of securitizer:  0001854310

CCG Fund 1 LLC

(Exact name of issuing entity as specified in its charter)

Thomas Hajda (904) 679-8070

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), CCG Fund 1 LLC has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CCG Fund 1 LLC
(Securitzer)

By:	Cardinal Capital Group Inc.,
a Massachusetts corporation,
its Manager

By:	/s/ Dominic Blad
	Name:	Dominic Blad
	Title:	Chief Investment Officer

Date: February 19, 2026